JPMorgan Sustainable Consumption ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 2.4%
Brambles Ltd.	31,044	293,700
Canada — 2.4%
RB Global, Inc.	1,623	104,815
West Fraser Timber Co. Ltd.	2,217	186,789
		291,604
China — 3.0%
Chacha Food Co. Ltd., Class A	8,400	48,256
NXP Semiconductors NV	1,416	315,740
		363,996
Denmark — 1.0%
Novo Nordisk A/S, Class B	739	119,165
Finland — 1.8%
UPM-Kymmene OYJ	6,456	213,743
France — 3.6%
Dassault Systemes SE	3,466	148,132
Legrand SA	1,613	161,711
SPIE SA	4,100	123,074
		432,917
Germany — 5.6%
GEA Group AG	2,971	126,095
Infineon Technologies AG	6,058	266,161
Siemens AG (Registered)	926	157,830
Symrise AG	1,227	134,027
		684,113
Ireland — 3.1%
Kerry Group plc, Class A	1,865	185,289
Kingspan Group plc	2,387	191,589
		376,878
Japan — 6.1%
FANUC Corp.	5,500	168,258
Hitachi Ltd.	2,100	137,476
Keyence Corp.	500	224,371
Kurita Water Industries Ltd.	2,300	92,495
Topcon Corp.	9,900	120,478
		743,078
Netherlands — 2.5%
ASML Holding NV	430	307,996
Norway — 1.3%
Norsk Hydro ASA	15,451	101,195
TOMRA Systems ASA	4,095	63,107
		164,302
Sweden — 0.8%
Boliden AB	3,490	102,638

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — 4.7%
DSM-Firmenich AG	1,154	127,517
SIG Group AG	11,064	295,781
Sika AG (Registered)	465	144,726
		568,024
Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,033	300,722
United Kingdom — 3.5%
CNH Industrial NV	11,511	165,298
Tate & Lyle plc	26,799	256,740
		422,038
United States — 54.6%
Advanced Drainage Systems, Inc.	1,326	161,759
AGCO Corp.	1,033	137,492
Airbnb, Inc., Class A *	899	136,819
Autodesk, Inc. *	1,479	313,533
Boston Scientific Corp. *	2,281	118,270
Cadence Design Systems, Inc. *	706	165,211
Carrier Global Corp.	4,872	290,128
Danaher Corp.	834	212,720
Darling Ingredients, Inc. *	2,837	196,462
Deere & Co.	626	268,930
Dover Corp.	1,393	203,336
Ecolab, Inc.	1,538	281,669
Elevance Health, Inc.	292	137,716
Energy Recovery, Inc. *	3,351	102,138
General Mills, Inc.	1,818	135,877
Hologic, Inc. *	1,612	128,025
Intuitive Surgical, Inc. *	435	141,114
LKQ Corp.	2,459	134,729
Nestle SA (Registered)	1,531	187,577
Rayonier, Inc., REIT	4,117	136,355
Roche Holding AG	788	244,321
Rockwell Automation, Inc.	574	193,030
Schneider Electric SE	1,063	189,610
Sprouts Farmers Market, Inc. *	2,002	78,578
Tetra Tech, Inc.	1,882	318,453
Trane Technologies plc	1,747	348,422
Trex Co., Inc. *	2,415	166,973
Trimble, Inc. *	4,576	246,189
UnitedHealth Group, Inc.	530	268,376
Valmont Industries, Inc.	553	146,407
Weyerhaeuser Co., REIT	8,071	274,898

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Xylem, Inc.	3,657	412,327
Zoetis, Inc.	891	167,588
		6,645,032
Total Common Stocks (Cost $10,709,814)		12,029,946
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)(Cost $65,596)	65,583	65,596
Total Investments — 99.5% (Cost $10,775,410)		12,095,542
Other Assets Less Liabilities — 0.5%		65,016
NET ASSETS — 100.0%		12,160,558

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Machinery	14.4%
Semiconductors & Semiconductor Equipment	9.8
Building Products	9.6
Food Products	8.4
Commercial Services & Supplies	6.9
Chemicals	5.7
Software	5.2
Electronic Equipment, Instruments & Components	4.9
Electrical Equipment	4.5
Pharmaceuticals	4.4
Specialized REITs	3.4
Health Care Providers & Services	3.4
Paper & Forest Products	3.3
Health Care Equipment & Supplies	3.2
Containers & Packaging	2.4
Industrial Conglomerates	2.4
Life Sciences Tools & Services	1.8
Metals & Mining	1.7
Construction & Engineering	1.2
Hotels, Restaurants & Leisure	1.1
Distributors	1.1
Consumer Staples Distribution & Retail	0.7
Short-Term Investments	0.5

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$293,700	$—	$293,700
Canada	291,604	—	—	291,604
China	315,740	48,256	—	363,996
Denmark	—	119,165	—	119,165
Finland	—	213,743	—	213,743
France	—	432,917	—	432,917
Germany	—	684,113	—	684,113
Ireland	376,878	—	—	376,878

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$743,078	$—	$743,078
Netherlands	—	307,996	—	307,996
Norway	—	164,302	—	164,302
Sweden	—	102,638	—	102,638
Switzerland	127,517	440,507	—	568,024
Taiwan	300,722	—	—	300,722
United Kingdom	422,038	—	—	422,038
United States	6,023,524	621,508	—	6,645,032
Total Common Stocks	7,858,023	4,171,923	—	12,029,946
Short-Term Investments
Investment Companies	65,596	—	—	65,596
Total Investments in Securities	$7,923,619	$4,171,923	$—	$12,095,542
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$295,959	$635,004	$865,432	$(24)	$89	$65,596	65,583	$4,382	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.